CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash Flows From Operating Activities
Net loss	$ (270,448)	$ (350,625)	$ (258,633)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	537,815	303,150	200,542
Bad debt expense	5,988	3,332	1,331
Deferred income tax benefit	(13,358)	(45,509)	357
Share-based compensation	33,329	34,158	51,383
Noncash Impairment, Leases	48,152	5,212	0
Gain (Loss) on Foreign Currency Forward Contracts	6,904	(2,903)	0
Mark to Market Loss on Contingent Shares	(25,085)	25,212	0
Fair Value Adjustment of Warrants	(81,320)	205,062	47,656
Gain (Loss) on Extinguishment of Debt			50,676
Gain (Loss) on Disposition of Business	0	(29,192)	0
Impairment of Long-Lived Assets to be Disposed of			18,431
Deferred finance charges	13,170	5,752	2,496
Other operating activities	541	2,611	(374)
Increase (Decrease) in Operating Capital [Abstract]
Share-based compensation	(64,067)	29,947	(593)
Share-based compensation	2,744	5,742	(10,224)
Share-based compensation	27,702	45,678	(975)
Accounts payable	31,193	(2,851)	(13,838)
Accrued expenses and other current liabilities	85,924	(54,794)	1,095
Deferred revenues	207	80,683	33,480
Operating lease right of use assets	3,363	5,329	11,365
Operating lease liabilities	(25,820)	(6,064)	(11,251)
Other liabilities	6,833	3,570	(5,344)
Net cash provided by operating activities	323,767	263,500	117,580
Net cash used in investing activities
Capital expenditures	(118,543)	(107,713)	(69,836)
Acquisitions, net of cash acquired	(3,930,214)	(2,916,471)	(68,424)
Acquisition of intangible assets	0	(5,982)	(2,625)
Proceeds from sale of product line, net of restricted cash	4,297	41,398	0
Net cash used in investing activities	(4,044,460)	(2,988,768)	(140,885)
Net cash provided by financing activities
Proceeds from revolving credit facility	175,000	60,000	70,000
Proceeds from Issuance of Long-term Debt	2,000,000	1,960,000	1,600,000
Principal payments on term loan	(28,600)	(12,600)	(641,509)
Repayments of revolving credit facility	0	(125,000)	(50,000)
Payment of debt issuance costs and discounts	(32,624)	(38,340)	(41,923)
Contingent purchase price payment	0	(7,816)	(2,371)
Proceeds From Reverse Recapitalization			682,087
Proceeds from Issuance of Convertible Preferred Stock	1,392,616
Proceeds from issuance of ordinary shares	728,040	843,744
Proceeds from issuance of treasury shares	139,864	0
Extinguishment of debt	(157,424)		(1,342,651)
Tax receivable agreement payout			(200,000)
Payments for Repurchase of Equity	(159,356)	0	0
Payments of Dividends	(18,868)	0	0
Proceeds from warrant exercises	0	277,526	0
Proceeds from stock options exercised	18,562	2,122	1,582
Finance Lease, Principal Payments	(158)	0	0
Payments related to tax withholding for stock-based compensation	(24,892)	(33,056)	0
Net cash provided by financing activities	4,032,160	2,926,580	75,215
Effects of exchange rates	3,738	(5,043)	(971)
Net increase in cash and cash equivalents	173,149	181,600	50,555
Net increase in restricted cash	142,056	14,669	0
Net increase in cash held for sale	0	0	384
Net increase in cash and cash equivalents, and restricted cash	315,205	196,269	50,939
Cash:
Cash and Cash Equivalents, at Carrying Value	430,879	257,730	76,130
Restricted cash	156,734	14,678	9
Less: Cash included in assets held for sale, end of period	0	0	(384)
Total cash and cash equivalents, and restricted cash	587,613	272,408	76,139
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	182,415	97,510	101,164
Cash paid for income tax	33,869	27,621	29,204
Assets Received As Reverse Capitalization Capital			1,877
Liabilities Assumed As Reduction Of Reverse Capitalization Capital			5,910
Capital expenditures included in accounts payable	8,692	7,783	8,762
Noncash Financing Items [Abstract]
Stock Issued During Period, Value, New Issues		7,558,774	1,582
Treasury Stock, Retired, Cost Method, Amount	(5,211,521)
Total Non-Cash Financing Activities	(31,207)	(196,038)
Net Cash Provided by (Used in) Operating Activities	323,767	263,500	117,580
Net Cash Provided by (Used in) Investing Activities	(4,044,460)	(2,988,768)	(140,885)
Net cash provided by financing activities	4,032,160	2,926,580	75,215
Net increase in cash held for sale	0	0	384
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	315,205	196,269	50,939
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	587,613	272,408	76,139
Net loss	(270,448)	(350,625)	(258,633)
Depreciation and amortization	537,815	303,150	200,542
Bad debt expense	5,988	3,332	1,331
Deferred income tax benefit	(13,358)	(45,509)	357
Share-based Compensation	33,329	34,158	51,383
Noncash Impairment, Leases	48,152	5,212	0
Gain (Loss) on Foreign Currency Forward Contracts	(6,904)	2,903	0
Mark to Market Loss on Contingent Shares	(25,085)	25,212	0
Fair Value Adjustment of Warrants	(81,320)	205,062	47,656
Gain (Loss) on Disposition of Business	0	29,192	0
Increase (Decrease) in Deferred Charges	(13,170)	(5,752)	(2,496)
Other Noncash Income (Expense)	(541)	(2,611)	374
Increase (Decrease) in Accounts Receivable	64,067	(29,947)	593
Increase (Decrease) in Prepaid Expense	(2,744)	(5,742)	10,224
Increase (Decrease) in Other Noncurrent Assets	(27,702)	(45,678)	975
Accounts payable	31,193	(2,851)	(13,838)
Accrued expenses and other current liabilities	85,924	(54,794)	1,095
Deferred revenues	207	80,683	33,480
Increase (Decrease) Operating Lease Right Of Use Assets	(3,363)	(5,329)	(11,365)
Increase (Decrease) Lease Liabilities	25,820	6,064	11,251
Other liabilities	6,833	3,570	(5,344)
Payments to Acquire Property, Plant, and Equipment	118,543	107,713	69,836
Acquisitions, net of cash acquired	3,930,214	2,916,471	68,424
Payments to Acquire Intangible Assets	0	5,982	2,625
Proceeds from sale of product line, net of restricted cash	4,297	41,398	0
Proceeds from revolving credit facility	175,000	60,000	70,000
Proceeds from Issuance of Long-term Debt	2,000,000	1,960,000	1,600,000
Payment for Debt Extinguishment or Debt Prepayment Cost	157,424		1,342,651
Repayments of Other Long-term Debt	28,600	12,600	641,509
Repayments of Long-term Lines of Credit	0	125,000	50,000
Payments of Debt Issuance Costs	32,624	38,340	41,923
Contingent purchase price paid	0	7,816	2,371
Proceeds from Issuance of Convertible Preferred Stock	1,392,616
Proceeds from issuance of ordinary shares	728,040	843,744
Proceeds from issuance of treasury shares	139,864	0
Payments for Repurchase of Equity	159,356	0	0
Payments of Dividends	18,868	0	0
Proceeds from warrant exercises	0	277,526	0
Proceeds from stock options exercised	18,562	2,122	1,582
Financing cash flows for finance leases	158	0	0
Payment, Tax Withholding, Share-based Payment Arrangement	24,892	33,056	0
Effects of exchange rates	3,738	(5,043)	(971)
Net increase in cash and cash equivalents	173,149	181,600	50,555
Net increase in restricted cash	142,056	14,669	0
Cash and Cash Equivalents, at Carrying Value	430,879	257,730	76,130
Restricted cash	156,734	14,678	9
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	0	0	384
Cash paid for interest	182,415	97,510	101,164
Cash paid for income tax	33,869	27,621	29,204
Capital expenditures included in accounts payable	8,692	7,783	8,762
Gain (Loss) on Extinguishment of Debt			(50,676)
Impairment of Long-Lived Assets to be Disposed of			18,431
Proceeds From Reverse Recapitalization			682,087
Payments For Tax Receivable Agreement			200,000
Assets Received As Reverse Capitalization Capital			1,877
Liabilities Assumed As Reduction Of Reverse Capitalization Capital			$ 5,910
CPA Global
Noncash Financing Items [Abstract]
Clarivate stock to be issued	0	$ (196,038)
DRG
Noncash Financing Items [Abstract]
Value of stock issued	$ 61,619